Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2021 yr £ / shares	Dec. 31, 2020 yr £ / shares	Dec. 31, 2019 yr £ / shares
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 50.09	£ 37.71	£ 45.97
Term (years) | yr	1.5	3.0	3.0
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 49.80	£ 34.50	£ 48.50
Expected dividend yield	1.11%	1.48%	2.16%
Risk-free interest rate	0.09%	0.02%	0.72%
Volatility	43.00%	33.00%	19.00%
Term (years) | yr	3.0	3.0	3.0